Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash flow contracted	R$ 59,819	R$ 174,699
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	470,011
Loans and Borrowings [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Book value	20,095,548
Cash flow contracted	29,239,484
Loans and Borrowings [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	3,360,512
Loans and Borrowings [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,381,197
Loans and Borrowings [Member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	3,865,863
Loans and Borrowings [Member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	3,784,178
Loans and Borrowings [Member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,507,940
Loans and Borrowings [Member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	14,339,794
Principal [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	19,856,354
Principal [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,073,011
Principal [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,355,195
Principal [Member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,929,729
Principal [Member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,984,936
Principal [Member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	939,150
Principal [Member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	9,574,333
Interest [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	9,383,130
Interest [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,287,501
Interest [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,026,002
Interest [Member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	936,134
Interest [Member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	799,242
Interest [Member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	568,790
Interest [Member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	4,765,461
Trade Accounts Payable [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Book value	12,592,428
Trade Accounts Payable [Member] | Liquidity risk [member] | Not Designated Cash Flow Hedges [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	12,757,347
Trade Accounts Payable [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	12,758,551
Trade Accounts Payable [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	175
Trade Accounts Payable [Member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,029
Trade Accounts Payable [Member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Trade Accounts Payable [Member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Trade Accounts Payable [Member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Book value	3,721,847
Cash flow contracted	4,661,489
Lease liabilities [member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,009,012
Lease liabilities [member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	784,287
Lease liabilities [member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	622,935
Lease liabilities [member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	554,953
Lease liabilities [member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	398,258
Lease liabilities [member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,292,044
Foreign Exchange Risk [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Book value	59,749
Cash flow contracted	59,749
Foreign Exchange Risk [Member] | Liquidity risk [member] | Not later than one year [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	59,749
Foreign Exchange Risk [Member] | Liquidity risk [member] | Later than one year and not later than two years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risk [Member] | Liquidity risk [member] | Later than three years and not later than four years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risk [Member] | Liquidity risk [member] | Later than four years and not later than five years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risk [Member] | Liquidity risk [member] | Later than five years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risk [Member] | Liquidity risk [member] | Later than one year and not later than three years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Commodities Price Risk [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Book value	14,363
Cash flow contracted	14,363
Commodities Price Risk [Member] | Liquidity risk [member] | Not later than one year [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	14,363
Commodities Price Risk [Member] | Liquidity risk [member] | Later than one year and not later than two years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Commodities Price Risk [Member] | Liquidity risk [member] | Later than three years and not later than four years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Commodities Price Risk [Member] | Liquidity risk [member] | Later than four years and not later than five years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Commodities Price Risk [Member] | Liquidity risk [member] | Later than five years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Commodities Price Risk [Member] | Liquidity risk [member] | Later than one year and not later than three years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risks [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Book value	62,647
Cash flow contracted	18,732
Foreign Exchange Risks [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risks [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risks [Member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	18,732
Foreign Exchange Risks [Member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risks [Member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted
Foreign Exchange Risks [Member] | Liquidity risk [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted